UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21126

Name of Fund: BlackRock Municipal Income Trust II (BLE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2011 (Unaudited)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona — 3.4%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	$2,135	$2,191,492
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	5,091,504
5.00%, 12/01/37	3,990	3,511,719

		10,794,715

Arkansas — 0.5%
County of Little River Arkansas, Refunding RB, Georgia-Pacific Corp. Project, AMT, 5.60%, 10/01/26	1,825	1,717,471

California — 20.8%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	2,480	2,600,553
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub- Series C, 6.30%, 6/01/55 (a)	9,710	73,602
California HFA, RB, AMT, Home Mortgage:
Series G, 5.50%, 8/01/42	7,270	7,235,976
Series K, 5.50%, 2/01/42	2,535	2,576,447
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 6.00%, 8/15/42	3,500	3,658,165
California State Public Works Board, RB, Various Capital Project, Sub-Series I-1, 6.38%, 11/01/34	1,280	1,352,371
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 5.50%, 10/01/33	5,000	5,022,900
Los Angeles Department of Airports, RB, Series A, 5.25%, 5/15/39	860	872,823
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	6,500	6,440,915
Los Angeles Unified School District California, GO:
Series D, 5.00%, 7/01/27	2,375	2,469,335
Series I, 5.00%, 7/01/26	1,250	1,308,300
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	10,340	10,481,348

Municipal Bonds	Par (000)	Value

California (concluded)
San Francisco City & County Redevelopment Agency, Special Tax Bonds, District No. 6, Mission Bay South Public Improvements, 6.63%, 8/01/27	$3,120	$3,128,455
State of California, GO, Various Purpose:
6.00%, 3/01/33	1,760	1,914,546
6.50%, 4/01/33	10,670	11,908,253
University of California, RB, Limited Project, Series B, 4.75%, 5/15/38	5,095	4,820,940

		65,864,929

Colorado — 1.9%
Colorado Health Facilities Authority, Refunding RB, Series A:
Catholic Healthcare, 5.50%, 7/01/34	2,330	2,392,560
Sisters of Leavenworth, 5.00%, 1/01/40	2,400	2,287,728
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.50%, 12/01/37	1,375	1,226,060

		5,906,348

Connecticut — 0.5%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, 5.00%, 11/15/40	1,505	1,504,970

Delaware — 1.6%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	1,240	1,239,876
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	4,430	3,912,000

		5,151,876

District Of Columbia — 6.4%
District of Columbia, Refunding RB, Friendship Public Charter School Inc. (ACA), 5.25%, 6/01/33	1,265	986,561
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset- Backed:
6.50%, 5/15/33	7,500	7,370,700
6.75%, 5/15/40	11,500	10,587,015

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SAN	State Aid Notes

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2011	1

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

District Of Columbia (concluded)
Metropolitan Washington Airports Authority, RB, First Senior Lien, Series A:
5.00%, 10/01/39	$550	$545,022
5.25%, 10/01/44	865	864,931

		20,354,229

Florida — 5.4%
City of Leesburg Florida, RB, Leesburg Regional Medical Center Project, 5.50%, 7/01/32	1,265	1,162,915
County of Miami-Dade Florida, RB, Miami International Airport, Series A, AMT (AGC), 5.25%, 10/01/38	2,855	2,626,143
County of Miami-Dade Florida, Refunding RB, Miami International Airport, Series A-1, 5.38%, 10/01/41	1,255	1,226,449
County of Orange Florida, Refunding RB (Syncora), 4.75%, 10/01/32	905	847,279
Live Oak Community Development District No. 1, Special Assessment Bonds, Series A, 6.30%, 5/01/34	3,115	3,153,065
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	3,900	3,993,561
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	2,500	2,524,225
Stevens Plantation Community Development District, Special Assessment Bonds, Series A, 7.10%, 5/01/35	1,930	1,510,032

		17,043,669

Georgia — 1.0%
DeKalb Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	915,595
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	2,150	2,205,018

		3,120,613

Guam — 0.7%
Territory of Guam, GO, Series A:
6.00%, 11/15/19	695	688,043
6.75%, 11/15/29	995	1,009,656
7.00%, 11/15/39	680	699,686

		2,397,385

Hawaii — 0.5%
State of Hawaii, Refunding RB, Series A, 5.25%, 7/01/30	1,480	1,517,548

Illinois — 11.1%
City of Chicago Illinois, O’Hare International Airport, Refunding RB, General, Third Lien, Series C, 6.50%, 1/01/41	6,430	7,064,448
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC, Sub-Series B, 5.38%, 6/01/35 (b)(c)	900	241,623

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois Finance Authority, RB (concluded):
Navistar International, Recovery Zone, 6.50%, 10/15/40	$1,675	$1,716,138
Illinois Finance Authority, Refunding RB:
Central Dupage Health, Series B, 5.50%, 11/01/39	1,750	1,751,085
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	455	353,662
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	15,000	15,117,600
Metropolitan Pier & Exposition Authority, Refunding RB (AGM), McCormick Place Expansion Project:
Series B, 5.00%, 6/15/50	3,430	3,109,981
Series B-2, 5.00%, 6/15/50	2,725	2,435,332
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,470	1,457,285
6.00%, 6/01/28	1,255	1,258,740
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	685	689,446

		35,195,340

Indiana — 2.9%
Indiana Finance Authority, RB, Sisters of St. Francis Health, 5.25%, 11/01/39	915	905,621
Indiana Finance Authority, Refunding RB, Ascension Health Senior Credit, Series B-5, 5.00%, 11/15/36	1,500	1,462,020
Indiana Health Facility Financing Authority, Refunding RB:
Ascension Health, Series F, 5.38%, 11/15/25	2,095	2,146,390
Methodist Hospital Inc., 5.38%, 9/15/22	3,675	3,448,106
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	1,200	1,249,548

		9,211,685

Kansas — 0.5%
Kansas Development Finance Authority, Refunding RB, Sisters of Leavenworth, Series A, 5.00%, 1/01/40	1,755	1,752,280

Kentucky — 0.3%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,105	1,084,248

Louisiana — 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp., Series A-1, 6.50%, 11/01/35	3,650	3,739,279

2	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Maryland — 1.5%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	$475	$459,938
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	972,630
Maryland Health & Higher Educational Facilities Authority, RB, Union Hospital Of Cecil County Issue, 5.63%, 7/01/32	1,000	1,000,830
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community, 6.25%, 1/01/41	2,400	2,374,296

		4,807,694

Massachusetts — 1.0%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A, 5.25%, 7/01/29	2,000	2,302,740
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	955	932,424

		3,235,164

Michigan — 1.1%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,500	1,468,080
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	2,305	1,962,777

		3,430,857

Missouri — 2.1%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 5/01/33	6,000	5,546,400
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities,Lutheran Senior Home, 5.50%, 2/01/42	1,135	1,001,149

		6,547,549

Multi-State — 4.3%
Centerline Equity Issuer Trust(d)(e):
5.75%, 5/15/15	1,000	1,073,730
6.00%, 5/15/15	5,000	5,428,250
6.00%, 5/15/19	3,500	3,796,870
6.30%, 5/15/19	3,000	3,265,920

		13,564,770

Nebraska — 0.9%
Lancaster County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	1,245	1,201,238

Municipal Bonds	Par (000)	Value

Nebraska (concluded)
Sarpy County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	$1,635	$1,597,428

		2,798,666

Nevada — 0.8%
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	2,465	2,453,390

New Jersey — 9.7%
New Jersey EDA, RB:
Cigarette Tax, 5.75%, 6/15/34	3,810	3,449,955
Continental Airlines Inc. Project, AMT,7.20%, 11/15/30 (f)	10,100	10,105,656
Kapkowski Road Landfill Project, AMT, Series 1998B, AMT, 6.50%, 4/01/31	10,000	9,666,300
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	7,475	7,578,230

		30,800,141

New Mexico — 1.8%
New Mexico Income Housing Authority, RB, Villa Del Oso Apartments Project, Series A, 6.00%, 1/01/38 (g)	5,200	5,758,064

New York — 4.0%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (b)(c)	985	246,309
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.25%, 11/15/40	1,325	1,336,766
New York City Industrial Development Agency, RB, American Airlines Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (f)	6,700	6,822,007
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,335	1,376,625
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	1,410	1,414,244
6.00%, 12/01/42	1,375	1,364,605

		12,560,556

North Carolina — 2.3%
Gaston County Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	7,500	5,775,675

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2011	3

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

North Carolina (concluded)
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	$1,525	$1,522,606

		7,298,281

Ohio — 2.0%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	3,405	3,328,115
County of Montgomery Ohio, Refunding RB, Catholic Healthcare, Series A, 5.00%, 5/01/39	3,025	2,927,625

		6,255,740

Oklahoma — 1.3%
Tulsa Airports Improvement Trust, RB, Series A, Mandatory Put Bonds, AMT, 7.75%, 6/01/35 (f)	3,925	4,027,207

Pennsylvania — 3.3%
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A, 5.38%, 11/15/40	2,000	1,517,000
Pennsylvania Economic Development Financing Authority, RB:
Amtrak Project, Series A, AMT, 6.38%, 11/01/41	5,175	5,189,904
Aqua Pennsylvania Inc. Project, 5.00%, 11/15/40	2,065	2,086,228
Pennsylvania Turnpike Commission, RB, Sub-Series D, 5.13%, 12/01/40	1,700	1,633,819

		10,426,951

Puerto Rico — 5.7%
Puerto Rico Sales Tax Financing Corp., RB:
CAB, Series A, 6.55%, 8/01/32 (a)	8,600	2,207,104
CAB, Series A, 6.58%, 8/01/33 (a)	13,600	3,217,352
CAB, Series A, 6.60%, 8/01/34 (a)	5,500	1,194,820
CAB, Series A, 6.61%, 8/01/35 (a)	14,055	2,799,053
CAB, Series A, 6.63%, 8/01/36 (a)	11,875	2,180,131
First Sub-Series A, 6.50%, 8/01/44	6,100	6,488,143

		18,086,603

South Carolina — 3.7%
County of Greenwood South Carolina, RB, Facilities, Self Memorial Hospital:
5.50%, 10/01/26	2,280	2,282,713
5.50%, 10/01/31	3,250	3,251,073
South Carolina Jobs-EDA, Refunding RB, Palmetto Health Alliance, Series A, 6.25%, 8/01/31	2,640	2,647,128

Municipal Bonds	Par (000)	Value

South Carolina (concluded)
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	$3,595	$3,638,859

		11,819,773

Tennessee — 3.8%
Knox County Health Educational & Housing Facilities Board Tennessee, Refunding RB, CAB, Series A (AGM), 5.77%, 1/01/21 (a)	20,405	12,120,366

Texas — 17.2%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	2,400	986,160
Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, Mandatory Put Bonds, AMT, 5.75%, 5/01/36 (f)	1,350	1,326,929
City of Dallas Texas, Refunding RB, 5.00%, 10/01/35	1,650	1,741,822
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	1,675	1,722,352
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	9,145	10,176,373
Gulf Coast Waste Disposal Authority, Refunding RB, Series A, AMT, 6.10%, 8/01/24	10,000	10,055,500
Harris County-Houston Sports Authority, Refunding RB, Third Lien, Series A-3 (NPFGC), 5.96%, 11/15/36 (a)	25,375	3,708,049
Lower Colorado River Authority, Refunding RB (NPFGC) (g):
5.00%, 5/15/13	35	37,976
5.00%, 5/15/13	30	32,582
Series A, 5.00%, 5/15/13	5	5,430
North Texas Tollway Authority, RB, Toll 2nd Tier, Series F, 6.13%, 1/01/31	6,790	6,987,114
San Antonio Energy Acquisition Public Facility Corp., RB, Gas Supply, 5.50%, 8/01/24	3,600	3,627,252
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	4,410	4,570,392
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	4,210	4,461,926
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	3,650	3,824,178
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	1,390	1,234,000

		54,498,035

Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	3,960	3,851,456

4	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Virginia — 2.8%
City of Norfolk Virginia, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31	$1,240	$1,203,656
Halifax County IDA, Refunding RB, Old Dominion Electric Co-op Project, AMT (AMBAC), 5.63%, 6/01/28	5,000	5,066,650
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	2,490	2,490,622

		8,760,928

Washington — 0.7%
Washington Health Care Facilities Authority, RB, Swedish Health Services, Series A, 6.75%, 11/15/41	2,190	2,310,012

Wisconsin — 2.1%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/30	1,790	1,807,166
Ascension Health Senior Credit Group, 5.00%, 11/15/33	910	907,543
Aurora Health Care, 6.40%, 4/15/33	3,930	3,984,824

		6,699,533

Wyoming — 1.6%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	3,355	3,530,802
Wyoming Municipal Power Agency, RB, Series A:
5.50%, 1/01/33	800	828,976
5.50%, 1/01/38	750	767,828

		5,127,606

Total Municipal Bonds – 133.6%		423,595,927

Municipal Bonds Transferred to Tender Option Bond Trusts (h)

Alabama — 0.8%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health Senior Credit, Series C-2, 5.00%, 11/15/36	2,519	2,520,115

California — 2.4%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	2,850	2,982,069
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,530	2,552,542

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value

California (concluded)
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	$1,840	$1,901,127

		7,435,738

Colorado — 2.1%
Colorado Health Facilities Authority, RB (AGM), Catholic Health:
Series C-3, 5.10%, 10/01/41	4,230	4,127,676
Series C-7, 5.00%, 9/01/36	2,710	2,648,971

		6,776,647

Connecticut — 3.3%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	5,170	5,361,858
Series X-3, 4.85%, 7/01/37	5,130	5,220,083

		10,581,941

Georgia — 1.5%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	4,638	4,757,186

Massachusetts — 1.0%
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	3,150	3,214,417

New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	2,219	2,349,604

New York — 4.5%
New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	1,710	1,822,591
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/35	9,284	9,417,828
New York State Environmental Facilities Corp., RB, Revolving Funds, New York City Municipal Water Project, Series B, 5.00%, 6/15/31	2,850	2,876,078

		14,116,497

Virginia — 1.9%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	5,910	6,150,537

Washington — 3.7%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	3,029	3,128,259
State of Washington, GO, Various Purpose, Series E, 5.00%, 2/01/34	8,113	8,432,215

		11,560,474

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 21.9%		69,463,156

Total Long-Term Investments (Cost – $495,247,556) – 155.5%		493,059,083

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2011	5

Schedule of Investments (continued)	BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value

Michigan — 1.1%
Michigan Finance Authority, RB, SAN Detroit School, Series A-1, 6.45%, 2/02/12	$3,580	$3,630,621

	Shares

Money Market Fund — 2.0%
FFI Institutional Tax-Exempt Fund, 0.11% (i)(j)	6,169,488	6,169,488

Total Short-Term Securities (Cost – $9,749,488) – 3.1%		9,800,109

Total Investments (Cost – $504,997,044*) – 158.6%		502,859,192
Other Assets Less Liabilities – 1.5%		4,874,104
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (12.4)%		(39,283,618)
Preferred Shares, at Redemption Value – (47.7)%		(151,306,114)

Net Assets Applicable to Common Shares – 100.0%		$317,143,564

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$465,198,447

Gross unrealized appreciation	$13,760,482
Gross unrealized depreciation	(15,330,174)

Net unrealized depreciation	$(1,569,692)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Non-income producing security.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(f)	Variable rate security. Rate shown is as of report date.

(g)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(h)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2010	Net Activity	Shares Held at May 31, 2011	Income

FFI Institutional Tax-Exempt Fund	9,440,330	(3,270,842)	6,169,488	$6,666

(j)	Represents the current yield as of report date.

•	Financial futures contracts sold as of May 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

105	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$12,443,941	$(579,340)
123	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	$15,051,891	(29,062)

Total					$(608,402)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

6	BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2011

Schedule of Investments (concluded)	BlackRock Municipal Income Trust II (BLE)

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term
Securities[1]	—	$493,059,083	—	$493,059,083
Short-Term
Securities	$6,169,488	3,630,621	—	9,800,109

Total	$6,169,488	$496,689,704	—	$502,859,192

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(608,402)	—	—	$(608,402)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNICIPAL INCOME TRUST II	MAY 31, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Trust II

Date: July 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Trust II

Date: July 26, 2011